Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
17.	Income Taxes

(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong Profits Tax

One of the Company’s subsidiary incorporated in Hong Kong is subject to Hong Kong profits tax rate of 16.5% on its estimated assessable profit for the years ended December 31, 2016, 2017 and 2018. Dividends income received from subsidiaries in China are not subject to Hong Kong profits tax.

(c)	U.S. Corporate Income Tax

One of the Company’s subsidiary is a Delaware corporation that is subject to U.S. corporate income tax on its taxable income at a rate of 21% for taxable years beginning after December 31, 2017 and U.S. corporate income tax on its taxable income of up to 35% for prior tax years.

(d)	PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-residententerprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

Yuguan WFOE and Shanghai Liulishuo VIE obtained its HNTE certificate in 2017 with a valid period of three years. Therefore, Yuguan WFOE and Shanghai Liulishuo VIE are eligible to enjoy a preferential tax rate of 15% from 2017 to 2019 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. Each of Yulin and Mengfan is entitled to a preferential tax treatment as a “Small-scaled Enterprise” in 2017, and thus enjoy a reduced tax rate of 20% on 50% of its taxable income in 2017. In 2018, both Yulin and Mengfan did not meet the standard of “Small-scaled Enterprise” and were subject to tax rate of 25% of its taxable income.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2016	2017	2018
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(20.1)%	(11.6)%	(9.0)%
Permanent book—tax difference	(2.8)%	(0.1)%	(0.3)%
Estimates for uncertain tax positions	—	—	(10.5)%
Difference in EIT rates of certain subsidiaries	(2.1)%	(0.8)%	(2.8)%
The effect of change in tax rate	—	(5.1)%	0.0%
Effect of tax holiday	—	(9.8)%	(7.6)%

Total	—	(2.4)%	(5.2)%

The provisions for income taxes for the years ended December 31, 2018 differ from the amounts computed by applying the EIT primarily due to preferential tax rate enjoyed by certain subsidiary and VIE of the Company. The following table sets forth the effect of preferential tax on China operations:

	For the years ended December 31,
	2016	2017	2018
Tax holiday effect	—	3,737	27,400
Basic and diluted net loss per share effect	—	0.19	1.02

Loss from domestic and foreign components before income tax expenses

	For the years ended December 31,
	2016	2017	2018
Domestic	77,484	232,715	400,791
Foreign	11,685	4,439	63,115

Total	89,169	237,154	463,906

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2016	2017	2018
Current income tax expense	—	5,606	41,100
Deferred income tax benefit	—	—	(16,940)

Income tax (benefit)/expense	—	5,606	24,160

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
Deferred tax assets
Deductible temporary difference related to advertising expenses	16,167	50,958
Deductible temporary difference related to accruals and other payables	13,309	20,983
Tax losses carried forward	19,707	35,978

Total deferred tax assets	49,183	107,919
Less: Valuation allowance	(49,183)	(90,979)

Total deferred tax assets	—	16,940

As of December 31, 2017 and 2018, the PRC entities of the Group had tax loss carryforwards of approximately RMB130,682 and RMB 212,953 respectively, which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is five years. The net operating loss carry forward of the Group will start to expire in 2020 for the amount of RMB 9,974 if not utilized. The remaining net operating loss carryforwards will expire in varying amounts between 2021 and 2024. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is no expiration for the advertising expenses carry-forwards.

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets will not be realized due to lack of profitable history to support the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize part or all of its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

As of December 31, 2017 and 2018, valuation allowances of RMB 49,183 and RMB 90,979 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry-forwards and other deferred tax assets generated by its subsidiaries and VIEs. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, a reversal of the valuation allowances will be made when those events occur.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2016	2017	2018
Beginning balance	3,893	21,855	49,183
Additions	17,962	27,328	41,796

Ending balance	21,855	49,183	90,979

Uncertain Tax Positions

The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the years ended December 31,
	2016	2017	2018
Beginning balance	—	—	—
Increases related to tax positions taken during the current year	—	—	41,100

Total	—	—	41,100

The Company operates its business through its PRC subsidiaries. Under the current PRC tax laws and regulations, certain operating expenses incurred by PRC subsidiaries are not deductible from taxable income until the Company obtains the approval from local tax authorities. The Company believes it is more likely than not that such operating expenses is not deductible and will be subject to income taxes. For the year ended December 31, 2018, the Company provided uncertain tax provision with amount of RMB 41,100 for the aforementioned operating expenses with amount of RMB 324,701 (Nils for 2016 and 2017). The associated income tax expense is calculated by applying the applicable tax rate to the deemed nondeductible operating expenses amount and includes the late payment interest based on the applicable tax rules. The unrecognized tax benefits are recorded in tax payable in the consolidated balance sheets.